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                               THE PALLADIAN TRUST
                              4225 EXECUTIVE SQUARE
                                    SUITE 270
                            LAJOLLA, CALIFORNIA  92037

                                 (619) 677-5917
                               Fax: (619) 677-5915

                                   May 5, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  The Palladian Trust,
          Reg. No. 33-73882

Ladies and Gentlemen:

     The Palladian Trust (the "Trust") hereby certifies: (1) that the text of the Trust's most recent post-effective amendment has been filed electronically; and (2) that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment. This certification is made pursuant to Rule 497(j) in lieu of a filing under Rule 497(c).


                              Respectfully submitted,

                              \S\ H. MICHAEL SCHWARTZ

                              H. Michael Schwartz
                              President